Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Depreciation [Abstract]
Additions	$ (10,518)	$ (8,531)	$ (1,865)
Net book value	254,730	232,128
Vessels [Member]
Cost [Abstract]
Beginning balance	242,462	201,684
Additions	33,120	40,778
Ending balance	275,582	242,462	201,684
Accumulated Depreciation [Abstract]
Beginning balance	(10,353)	(1,844)
Additions	(10,499)	(8,509)
Ending balance	(20,852)	(10,353)	$ (1,844)
Net book value	$ 254,730	$ 232,109